UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The New Economy Fund

[photo of a man taking photographs while standing on top of a rock formation]

Semi-annual report for the six months ended May 31, 2009

The New Economy Fund® seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–22.69%	0.31%	–0.62%

The total annual fund operating expense ratio was 0.92% for Class A shares for the 12 months ended June 30, 2009. This figure does not reflect the fee waiver described below. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 22 to 25 and the Expense Example on pages 26 and 27, which are annualized for the six-month period ended May 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a man taking photographs while standing on top of a rock formation]

Over the first six months of The New Economy Fund’s fiscal year, economic conditions in the United States and many other regions of the world remained fragile, with credit, real estate and labor markets still facing challenges. However, the pace of economic decline appeared to be slowing, and securities markets lifted in March in anticipation of improving conditions.

The New Economy Fund recorded a total return of 22.4% for the six months ended May 31, 2009. The fund outpaced the Global Service and Information Index, which rose 8.8%. This index is unmanaged and tracks companies in those sectors around the world, and its results do not include expenses. The fund’s return also outpaced the 17.8% total return of the Lipper Multi-Cap Growth Funds Index, a measure of 30 growth funds representing a variety of market capitalizations. As you can see in the table below, the fund’s results compare favorably with these indexes over the long term as well.

There are some signs that the U.S. recession that began in December 2007 is approaching its bottom. The deterioration in housing prices appears to be slowing, and with the intense efforts of central banks in the U.S. and other countries to increase liquidity, the global credit markets are improving.

[Begin Sidebar]
Results at a glance
(for periods ended May 31, 2009, with all distributions reinvested)
			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	12/1/83)

The New Economy Fund
(Class A shares)	22.4%	–26.7%	1.5%	0.6%	10.1%

Lipper Multi-Cap Growth
Funds Index	17.8	–33.0	–1.1	–1.9	8.2

Global Service and
Information Index*†	8.8	–33.1	–1.7	–2.5	N/A

Standard & Poor’s 500
Composite Index*	4.1	–32.5	–1.9	–1.7	9.7

*Unmanaged.
†The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[End Sidebar]

Portfolio review

During the worst of the financial crisis, the markets punished nearly every company, regardless of merit. Through it all, the fund’s investment professionals kept their focus on thorough company research, and that dedication helped the fund as the market began to turn up in March. The fund’s positive results came both from securities newly acquired in the six months and from others that had been in the portfolio for some time.

The portfolio ended the six-month period with 17.9% of assets invested in the software and services industry, which proved beneficial. Internet search giant Google (+42.4%) was the fund’s top holding; Chinese Internet services company Tencent Holdings, the fourth-largest holding, was up 103.4%; and Internet portal Yahoo!, number seven in the fund, was up 37.6%. Other large holdings in the industry included SAP (+25.2%), Oracle (+21.8%) and Microsoft (+3.3%). Technology hardware and equipment made up 9.2% of the fund’s assets, including second-largest holding Apple (+46.6%) and Cisco Systems (+11.9%).

[Begin Sidebar]
Where the fund’s assets are invested (percent of net assets)

	As of 5/31/2009	As of 11/30/2008

United States	53.8%	53.6%

Europe
Euro zone*	14.3	11.4
United Kingdom	2.7	3.1
Switzerland	1.4	.7
Other Europe	.5	2.4
	18.9	17.6

Asia & Pacific Basin
China	5.4	3.5
Taiwan	1.5	1.6
Hong Kong	1.5	1.4
India	1.3	.8
Japan	1.3	.7
Other Asia & Pacific Basin	2.8	4.2
	13.8	12.2

Other (including Latin America)
Brazil	2.6	1.2
Israel	1.3	1.0
Other countries	1.4	.6
	5.3	2.8

Short-term securities &
other assets less liabilities	8.2	13.8

Total	100.0%	100.0%

*Countries using the common currency, the euro, are Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

[End Sidebar]

Despite negative headlines surrounding the financial industry, many of the fund’s holdings in that sector did quite well. Strong, well-capitalized banks in developing markets benefited from the solid recovery in many of those regions. These include sixth-largest holding Banco Bradesco (+44.9%), Banco Santander (+31.0%) and ICICI Bank (+119.0%). Another group of banks, which the fund added to during the period, gained as well. These were well-capitalized banks with strong balance sheets in developed markets, including eighth-largest holding Deutsche Bank, Société Générale, JPMorgan Chase and Credit Suisse. However, some of the fund’s financial holdings fell, particularly those that had somewhat weaker balance sheets and a perception of high exposure to the U.S. consumer credit sector, such as Capital One Financial (–29.0%), M&T Bank (–21.7%) and Wells Fargo (–11.7%).

While most of the fund’s holdings rose during the period, about one-fifth fell. Some telecommunication companies fared poorly. Verizon Communications fell 10.4%, and Koninklijke KPN (–4.9%), Vodafone (–3.8%) and Philippine Long Distance Telephone (–1.5%) were also weak in the six months.

In total, the fund had 38.0% of its assets invested outside the United States, 53.8% in U.S. companies and the rest in cash and short-term securities. With a cash position of 8.2% (down from 13.8% at the end of the fiscal year), we can remain responsive when we find more solid companies that we believe have the potential to thrive over the long term.

A look ahead

Our view on the intermediate outlook for global markets continues to be cautious, given the large gains since the market bottom in the spring. As the markets return to more normal functioning, we believe that the fund’s holdings should continue to do well over the long term. Many companies around the world appear to have excellent prospects and attractive valuations. However, global economies remain frail and a recovery may take some time.

The New Economy Fund’s strategy remains the same whether the markets are headed up or down: To invest in solid companies with strong management and an innovative approach that we believe will succeed over the long run. As evidenced in the last year, short-term results can sometimes suffer in volatile markets. As always, we have our eyes on the long term.

We thank you for your continued support and your long-term investment perspective.

Sincerely,

/s/ Timothy D. Armour

Timothy D. Armour
Vice Chairman of the Board

/s/ Claudia P. Huntington

Claudia P. Huntington
President

July 8, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, May 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Percent
of net
Industry group diversification	assets

Software & services	17.86%
Technology hardware & equipment	9.24
Banks	9.06
Telecommunication services	6.05
Diversified financials	5.91
Other industries	43.64
Short-term securities & other assets less liabilities	8.24
[end pie chart]

Country diversification	(percent of net assets)
United States	53.8%
Euro zone (*)	14.3
China	5.4
United Kingdom	2.7
Brazil	2.6
Taiwan	1.5
Hong Kong	1.5
Switzerland	1.4
Japan	1.3
Other countries	7.3
Short-term securities & other assets less liabilities	8.2

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 90.63%	Shares	(000)	assets
Software & services - 17.86%
Google Inc., Class A (1)	434,300	$181,203	3.07%
Tencent Holdings Ltd. (2)	10,380,000	116,269	1.97
Yahoo! Inc. (1)	6,295,000	99,713	1.69
Oracle Corp.	3,745,000	73,365	1.24
SAP AG (2)	1,690,000	72,647	1.23
Microsoft Corp.	3,475,000	72,593	1.23
McAfee, Inc. (1)	1,830,000	71,791	1.22
Global Payments Inc.	1,680,000	60,413	1.03
NetEase.com, Inc. (ADR) (1)	1,563,000	54,048	.92
Visa Inc., Class A	750,000	50,782	.86
United Internet AG (1) (2)	3,053,000	39,197	.67
MasterCard Inc., Class A	200,000	35,266	.60
Other securities		125,570	2.13
		1,052,857	17.86

Technology hardware & equipment - 9.24%
Apple Inc. (1)	1,323,000	179,677	3.05
Cisco Systems, Inc. (1)	3,629,200	67,140	1.14
Delta Electronics, Inc. (2)	25,781,520	60,028	1.02
QUALCOMM Inc.	1,035,000	45,116	.76
Other securities		192,729	3.27
		544,690	9.24

Banks - 9.06%
Banco Bradesco SA, preferred nominative	6,470,001	99,716	1.69
Banco Santander, SA (2)	6,300,053	67,822	1.15
Société Générale (2)	1,010,000	58,903	1.00
Bank of China Ltd., Class H (2)	118,855,000	53,519	.91
Industrial and Commercial Bank of China Ltd., Class H (2)	62,000,000	39,182	.66
ICICI Bank Ltd. (2)	2,310,000	36,365	.62
Other securities		178,292	3.03
		533,799	9.06

Telecommunication services - 6.05%
Qwest Communications International Inc.	8,159,000	35,573	.61
Other securities		320,838	5.44
		356,411	6.05

Diversified financials - 5.91%
Deutsche Bank AG (2)	1,458,800	97,996	1.66
JPMorgan Chase & Co.	1,925,000	71,032	1.21
Bank of New York Mellon Corp.	1,920,000	53,338	.90
Credit Suisse Group AG (2)	1,100,000	49,185	.83
		76,722	1.31
		348,273	5.91

Health care equipment & services - 5.51%
Inverness Medical Innovations, Inc. (1)	3,293,000	107,121	1.82
Fresenius Kabi Pharmaceuticals Holding, Inc. (2)	1,000,000	48,181	.82
Medtronic, Inc.	212,000	7,282	.12
Other securities		162,225	2.75
		324,809	5.51

Retailing - 5.36%
Lowe's Companies, Inc.	2,683,900	51,021	.87
Best Buy Co., Inc.	1,150,000	40,365	.68
O'Reilly Automotive, Inc. (1)	1,050,000	37,852	.64
Target Corp.	900,000	35,370	.60
Other securities		151,347	2.57
		315,955	5.36

Transportation - 4.86%
Ryanair Holdings PLC (ADR) (1)	5,866,300	170,826	2.90
Burlington Northern Santa Fe Corp.	542,500	39,299	.67
United Parcel Service, Inc., Class B	757,000	38,713	.66
Other securities		37,784	.63
		286,622	4.86

Pharmaceuticals, biotechnology & life sciences - 4.62%
Teva Pharmaceutical Industries Ltd. (ADR)	1,645,000	76,262	1.29
Vertex Pharmaceuticals Inc. (1)	1,350,000	40,243	.68
Other securities		155,661	2.65
		272,166	4.62

Media - 4.17%
News Corp., Class A	4,302,815	42,082	.71
Time Warner Inc.	1,546,666	36,223	.61
Other securities		167,272	2.85
		245,577	4.17

Commercial & professional services - 3.65%
Manpower Inc.	885,000	37,621	.64
Other securities		177,314	3.01
		214,935	3.65

Semiconductors & semiconductor equipment - 2.42%		142,382	2.42
Other securities

Consumer services - 1.41%
Other securities		83,035	1.41

Energy - 1.33%
Schlumberger Ltd.	1,152,400	65,952	1.12
Other securities		12,499	.21
		78,451	1.33

Consumer durables & apparel - 1.30%
GEOX SpA (2)	4,810,904	38,003	.65
Other securities		37,996	.65
		75,999	1.30

Utilities - 1.23%
GDF Suez (2)	1,056,574	41,592	.71
Other securities		30,799	.52
		72,391	1.23

Other - 1.89%
Other securities		112,698	1.89

Miscellaneous - 4.76%
Other common stocks in initial period of acquisition		280,545	4.76

Total common stocks (cost: $5,617,574,000)		5,341,595	90.63

			Percent
		Value	of net
Convertible securities - 0.90%		(000)	assets
Other - 0.70%
Other securities		41,286	.70

Miscellaneous - 0.20%
Other convertible securities in initial period of acquisition		11,850	.20

Total convertible securities (cost: $62,062,000)		53,136	.90

			Percent
		Value	of net
Bonds & notes - 0.23%		(000)	assets

Other - 0.23%
Other securities		$13,569	.23

Total bonds & notes (cost: $12,487,000)		13,569	.23

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.08%	(000)	(000)	assets
Federal Home Loan Bank 0.21%-0.26% due 6/17-7/1/2009	$115,900	$115,882	1.97
Fannie Mae due 0.22%-0.44% 6/2-10/13/2009	68,900	68,845	1.17
Medtronic Inc. 0.19% due 6/29-7/30/2009 (3)	65,200	65,174	1.11
General Electric Capital Corp., FDIC insured, 0.26% due 9/25/2009	25,000	24,982	.79
General Electric Capital Corp. 0.18% due 6/1/2009	21,600	21,600
Freddie Mac due 0.19%-0.25% 6/29-10/19/2009	42,000	41,969	.71
U.S. Treasury Bills 0.21% due 6/25/2009	37,000	36,998	.63
Jupiter Securitization Co., LLC 0.25% due 6/3/2009 (3)	24,100	24,099	.41
Other securities		76,784	1.29

Total short-term securities (cost: $476,354,000)		476,333	8.08

Total investment securities (cost: $6,168,477,000)		5,884,633	99.84
Other assets less liabilities		9,147	.16

Net assets		$5,893,780	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $6,934,000, which represented .12% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The security listed below is included in the value of "Other securities" in the preceding summary investment portfolio. Further details on such holdings and related transactions during the six months ended May 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 5/31/09 (000)
NuVasive, Inc.(1) (4)	1,953,586	-	1,250,000	703,586	-	$25,414

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,721,623,000, which represented 29.21% of the net assets of the fund. This amount includes $1,672,472,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $159,458,000, which represented 2.71% of the net assets of the fund.

(4) Unaffiliated issuer at 5/31/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $6,168,477)		$5,884,633
Cash denominated in currencies other than U.S. dollars (cost: $6,798)		6,798
Cash
Receivables for:
Sales of investments	5,899
Sales of fund's shares	36,835
Dividends and interest	12,162	54,896
		5,946,402
Liabilities:
Payables for:
Purchases of investments	11,685
Repurchases of fund's shares	32,720
Investment advisory services	2,017
Services provided by affiliates	3,703
Trustees' deferred compensation	974
Other	1,523	52,622
Net assets at May 31, 2009		$5,893,780

Net assets consist of:
Capital paid in on shares of beneficial interest		$7,110,190
Undistributed net investment income		23,436
Accumulated net realized loss		(954,634)
Net unrealized depreciation		(285,212)
Net assets at May 31, 2009		$5,893,780

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (321,995 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$4,874,698	265,584	$18.35
Class B	106,360	6,025	17.65
Class C	136,876	7,832	17.48
Class F-1	121,119	6,591	18.38
Class F-2	5,075	276	18.37
Class 529-A	86,973	4,759	18.28
Class 529-B	11,834	666	17.77
Class 529-C	28,322	1,596	17.75
Class 529-E	4,709	260	18.13
Class 529-F-1	3,794	208	18.25
Class R-1	11,638	652	17.86
Class R-2	88,792	4,956	17.91
Class R-3	99,572	5,489	18.14
Class R-4	66,660	3,647	18.28
Class R-5	144,379	7,844	18.41
Class R-6	102,979	5,610	18.36

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $19.47 and $19.40, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,900)	$48,086
Interest	2,578	$50,664

Fees and expenses*:
Investment advisory services	10,665
Distribution services	6,775
Transfer agent services	5,444
Administrative services	867
Reports to shareholders	513
Registration statement and prospectus	251
Trustees' compensation	311
Auditing and legal	53
Custodian	306
State and local taxes	88
Other	415
Total fees and expenses before waiver	25,688
Less investment advisory services waiver	182
Total fees and expenses after waiver		25,506
Net investment income		25,158

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on:
Investments	(676,524)
Currency transactions	(274)	(676,798)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $1,459)	1,705,850
Currency translations	140	1,705,990
Net realized loss and unrealized appreciation on investments and currency		1,029,192
Net increase in net assets resulting from operations		$1,054,350

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended May 31,	November 30,
	2009*	2008
Operations:
Net investment income	$25,158	$97,731
Net realized loss on investments and currency transactions	(676,798)	(284,610)
Net unrealized appreciation (depreciation) on investments and currency translations	1,705,990	(4,178,982)
Net increase (decrease) in net assets resulting from operations	1,054,350	(4,365,861)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(71,535)	(71,993)
Distributions from net realized gain on investments	-	(788,631)
Total dividends and distributions paid to shareholders	(71,535)	(860,624)

Net capital share transactions	(200,193)	303,973

Total increase (decrease) in net assets	782,622	(4,922,512)

Net assets:
Beginning of period	5,111,158	10,033,670
End of period (including undistributed
net investment income: $23,436 and $69,813, respectively)	$5,893,780	$5,111,158

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                unaudited

1. Organization and significant accounting policies

Organization – The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in stocks of companies in the services and information areas of the global economy.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas.

The fund may invest a significant portion of its assets in issuers based outside of the U.S. Investments in securities issued by entities based outside the U.S. may be subject to the risks described on the previous page to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$71,430
Post-October currency loss deferrals (realized during the period November 1, 2008, through November 30, 2008)*	(785)
Capital loss carryforward expiring 2016†	(126,200)
Post-October capital loss deferrals (realized during the period November 1, 2008, through November 30, 2008)*	(150,691)

* These deferrals are considered incurred in the subsequent year.
† The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$669,226
Gross unrealized depreciation on investment securities	(953,965)
Net unrealized depreciation on investment securities	(284,739)
Cost of investment securities	6,169,372

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2009			Year ended November 30, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$63,512	-	$63,512	$62,674	$655,990	$718,664
Class B	172	-	172	314	19,110	19,424
Class C	496	-	496	512	17,933	18,445
Class F-1	791	-	791	4,219	41,040	45,259
Class F-2*	49	-	49	-	-	-
Class 529-A	1,067	-	1,067	823	8,748	9,571
Class 529-B	33	-	33	13	1,391	1,404
Class 529-C	89	-	89	58	3,026	3,084
Class 529-E	43	-	43	30	473	503
Class 529-F-1	50	-	50	33	287	320
Class R-1	43	-	43	40	1,236	1,276
Class R-2	260	-	260	174	9,238	9,412
Class R-3	879	-	879	648	9,752	10,400
Class R-4	813	-	813	592	5,844	6,436
Class R-5	3,238	-	3,238	1,863	14,563	16,426
Class R-6†	-	-	-	-	-	-
Total	$71,535	-	$71,535	$71,993	$788,631	$860,624

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended May 31, 2009, total investment advisory services fees waived by CRMC were $182,000. As a result, the fee shown on the accompanying financial statements of $10,665,000, which was equivalent to an annualized rate of 0.425%, was reduced to $10,483,000, or 0.417% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,764	$5,321	Not applicable	Not applicable	Not applicable
Class B	476	123	Not applicable	Not applicable	Not applicable
Class C	570	Included in administrative services	$86	$26	Not applicable
Class F-1	131		81	28	Not applicable
Class F-2	Not applicable		2	- †	Not applicable
Class 529-A	71		52	13	$36
Class 529-B	50		8	3	5
Class 529-C	116		17	7	12
Class 529-E	10		3	1	2
Class 529-F-1	-		2	1	1
Class R-1	48		6	4	Not applicable
Class R-2	271		54	180	Not applicable
Class R-3	201		61	49	Not applicable
Class R-4	67		40	4	Not applicable
Class R-5	Not applicable		78	1	Not applicable
Class R-6*	Not applicable		4	-†	Not applicable
Total	$6,775	$5,444	$494	$317	$56
*Class R-6 was offered beginning May 1, 2009.
†Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $311,000, shown on the accompanying financial statements, includes $271,000 in current fees (either paid in cash or deferred) and a net increase of $40,000 in the value of the deferred amounts.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$3,655,578
Level 2 – Other significant observable inputs	2,222,121	*
Level 3 – Significant unobservable inputs	6,934
Total	$5,884,633

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,672,472,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended May 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 12/1/2008	$6,593
Net purchases	33,750
Net unrealized appreciation†	341
Net transfers out of Level 3	(33,750)
Ending value at 5/31/2009	$6,934

Net unrealized appreciation during the period on Level 3 investment securities held at 5/31/2009†	$341

† Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2009
Class A	$339,313	21,326	$60,576	4,001	$(579,282)	(38,051)	$(179,393)	(12,724)
Class B	8,699	575	167	11	(21,559)	(1,462)	(12,693)	(876)
Class C	22,645	1,489	478	33	(22,520)	(1,575)	603	(53)
Class F-1	26,473	1,646	688	45	(113,656)	(7,576)	(86,495)	(5,885)
Class F-2	3,844	239	39	3	(1,876)	(124)	2,007	118
Class 529-A	7,588	484	1,067	71	(4,729)	(316)	3,926	239
Class 529-B	535	36	33	2	(486)	(32)	82	6
Class 529-C	2,682	175	89	6	(2,222)	(150)	549	31
Class 529-E	622	40	43	3	(464)	(31)	201	12
Class 529-F-1	908	56	49	3	(408)	(26)	549	33
Class R-1	1,837	120	43	3	(1,884)	(127)	(4)	(4)
Class R-2	16,181	1,068	260	17	(10,901)	(734)	5,540	351
Class R-3	17,141	1,095	879	58	(12,634)	(838)	5,386	315
Class R-4	14,869	958	813	54	(9,537)	(625)	6,145	387
Class R-5	61,091	3,689	3,166	209	(107,441)	(6,326)	(43,184)	(2,428)
Class R-6(2)	97,878	5,682	-	-	(1,290)	(72)	96,588	5,610
Total net increase
(decrease)	$622,306	38,678	$68,390	4,519	$(890,889)	(58,065)	$(200,193)	(14,868)

Year ended November 30, 2008
Class A	$689,706	30,637	$686,864	24,977	$(1,220,250)	(56,281)	$156,320	(667)
Class B	17,569	800	18,982	719	(58,213)	(2,732)	(21,662)	(1,213)
Class C	51,443	2,330	17,883	683	(54,142)	(2,632)	15,184	381
Class F-1	163,220	7,046	41,162	1,508	(261,119)	(13,280)	(56,737)	(4,726)
Class F-2(3)	4,160	221	-	-	(1,227)	(63)	2,933	158
Class 529-A	22,890	975	9,570	349	(9,740)	(451)	22,720	873
Class 529-B	2,087	92	1,404	52	(1,504)	(70)	1,987	74
Class 529-C	9,485	413	3,084	116	(4,628)	(219)	7,941	310
Class 529-E	1,335	59	502	18	(591)	(26)	1,246	51
Class 529-F-1	1,701	72	320	12	(569)	(25)	1,452	59
Class R-1	8,237	348	1,224	46	(5,360)	(240)	4,101	154
Class R-2	38,015	1,693	9,407	350	(27,802)	(1,288)	19,620	755
Class R-3	63,270	2,693	10,385	382	(46,003)	(2,033)	27,652	1,042
Class R-4	39,363	1,722	6,408	234	(25,273)	(1,139)	20,498	817
Class R-5	120,322	5,293	16,352	593	(35,956)	(1,606)	100,718	4,280
Total net increase
(decrease)	$1,232,803	54,394	$823,547	30,039	$(1,752,377)	(82,085)	$303,973	2,348

[1] Includes exchanges between share classes of the fund.
[2]Class R-6 was offered beginning May 1, 2009.
[3]Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,154,912,000 and $1,172,033,000, respectively, during the six months ended May 31, 2009.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 5/31/2009(5)	$15.22	$.08	$3.28	$3.36	$(.23)	$-	$(.23)	$18.35	22.40%	$4,875	.98	%(6)	.98	%(6)	1.04	%(6)
	Year ended 11/30/2008	30.09	.29	(12.57)	(12.28)	(.23)	(2.36)	(2.59)	15.22	(44.67)	4,237	.83		.79		1.24
	Year ended 11/30/2007	26.41	.25	3.62	3.87	(.19)	-	(.19)	30.09	14.75	8,394	.80		.76		.87
	Year ended 11/30/2006	22.98	.20	3.38	3.58	(.15)	-	(.15)	26.41	15.65	7,654	.82		.78		.83
	Year ended 11/30/2005	20.27	.15	2.63	2.78	(.07)	-	(.07)	22.98	13.79	7,061	.83		.79		.73
	Year ended 11/30/2004	18.11	.06	2.11	2.17	(.01)	-	(.01)	20.27	12.00	6,938	.84		.84		.32

Class B:	Six months ended 5/31/2009(5)	14.50	.02	3.16	3.18	(.03)	-	(.03)	17.65	21.94	106	1.76	(6)	1.75	(6)	.25	(6)
	Year ended 11/30/2008	28.80	.10	(12.00)	(11.90)	(.04)	(2.36)	(2.40)	14.50	(45.08)	100	1.60		1.56		.47
	Year ended 11/30/2007	25.30	.03	3.48	3.51	(.01)	-	(.01)	28.80	13.89	234	1.56		1.52		.11
	Year ended 11/30/2006	22.05	.01	3.24	3.25	-	-	-	25.30	14.74	207	1.59		1.55		.06
	Year ended 11/30/2005	19.52	(.01)	2.54	2.53	-	-	-	22.05	12.96	185	1.60		1.57		(.05)
	Year ended 11/30/2004	17.57	(.08)	2.03	1.95	-	-	-	19.52	11.10	172	1.62		1.62		(.45)

Class C:	Six months ended 5/31/2009(5)	14.39	.02	3.13	3.15	(.06)	-	(.06)	17.48	21.99	137	1.69	6)	1.69	(6)	.33	(6)
	Year ended 11/30/2008	28.63	.10	(11.91)	(11.81)	(.07)	(2.36)	(2.43)	14.39	(45.09)	113	1.62		1.58		.46
	Year ended 11/30/2007	25.18	.02	3.46	3.48	(.03)	-	(.03)	28.63	13.84	215	1.61		1.57		.06
	Year ended 11/30/2006	21.96	_ (7)	3.23	3.23	(.01)	-	(.01)	25.18	14.70	136	1.64		1.60		.01
	Year ended 11/30/2005	19.46	(.02)	2.52	2.50	-	-	-	21.96	12.85	96	1.65		1.61		(.09)
	Year ended 11/30/2004	17.52	(.09)	2.03	1.94	-	-	-	19.46	11.07	76	1.66		1.65		(.47)

Class F-1:	Six months ended 5/31/2009(5)	15.11	.08	3.29	3.37	(.10)	-	(.10)	18.38	22.47	121	.93	(6)	.92	(6)	1.06	(6)
	Year ended 11/30/2008	29.91	.28	(12.48)	(12.20)	(.24)	(2.36)	(2.60)	15.11	(44.68)	188	.85		.81		1.22
	Year ended 11/30/2007	26.28	.25	3.60	3.85	(.22)	-	(.22)	29.91	14.76	515	.80		.76		.88
	Year ended 11/30/2006	22.88	.19	3.37	3.56	(.16)	-	(.16)	26.28	15.63	248	.83		.79		.81
	Year ended 11/30/2005	20.19	.15	2.62	2.77	(.08)	-	(.08)	22.88	13.77	114	.86		.83		.70
	Year ended 11/30/2004	18.07	.06	2.09	2.15	(.03)	-	(.03)	20.19	11.89	72	.89		.88		.32

Class F-2:	Six months ended 5/31/2009(5)	15.24	.12	3.27	3.39	(.26)	-	(.26)	18.37	22.57	5	.64	(6)	.63	(6)	1.49	(6)
	Period from 8/1/2008 to 11/30/2008	22.62	.07	(7.45)	(7.38)	-	-	-	15.24	(32.63)	2	.21		.19		.37

Class 529-A:	Six months ended 5/31/2009(5)	15.16	.08	3.27	3.35	(.23)	-	(.23)	18.28	22.46	87	.98	(6)	.98	(6)	1.06	(6)
	Year ended 11/30/2008	29.98	.28	(12.52)	(12.24)	(.22)	(2.36)	(2.58)	15.16	(44.68)	69	.87		.83		1.22
	Year ended 11/30/2007	26.34	.23	3.61	3.84	(.20)	-	(.20)	29.98	14.66	109	.86		.82		.81
	Year ended 11/30/2006	22.93	.19	3.37	3.56	(.15)	-	(.15)	26.34	15.61	75	.85		.81		.80
	Year ended 11/30/2005	20.24	.14	2.63	2.77	(.08)	-	(.08)	22.93	13.74	51	.87		.84		.69
	Year ended 11/30/2004	18.11	.06	2.10	2.16	(.03)	-	(.03)	20.24	11.96	35	.87		.86		.33

Class 529-B:	Six months ended 5/31/2009(5)	14.63	.02	3.17	3.19	(.05)	-	(.05)	17.77	21.88	12	1.81	(6)	1.81	(6)	.22	(6)
	Year ended 11/30/2008	29.05	.08	(12.12)	(12.04)	(.02)	(2.36)	(2.38)	14.63	(45.14)	10	1.71		1.66		.38
	Year ended 11/30/2007	25.54	(.01)	3.52	3.51	_ (7)	-	_ (7)	29.05	13.75	17	1.69		1.65		(.02)
	Year ended 11/30/2006	22.28	(.02)	3.28	3.26	-	-	-	25.54	14.63	13	1.72		1.68		(.07)
	Year ended 11/30/2005	19.76	(.04)	2.56	2.52	-	-	-	22.28	12.75	10	1.76		1.72		(.20)
	Year ended 11/30/2004	17.82	(.11)	2.05	1.94	-	-	-	19.76	10.89	7	1.78		1.78		(.58)

Class 529-C:	Six months ended 5/31/2009(5)	14.62	.02	3.17	3.19	(.06)	-	(.06)	17.75	21.97	28	1.80	(6)	1.79	(6)	.24	(6)
	Year ended 11/30/2008	29.04	.09	(12.10)	(12.01)	(.05)	(2.36)	(2.41)	14.62	(45.15)	23	1.70		1.66		.39
	Year ended 11/30/2007	25.55	_ (7)	3.51	3.51	(.02)	-	(.02)	29.04	13.77	36	1.68		1.64		(.02)
	Year ended 11/30/2006	22.30	(.01)	3.26	3.25	-	-	-	25.55	14.57	24	1.71		1.67		(.06)
	Year ended 11/30/2005	19.77	(.04)	2.57	2.53	-	-	-	22.30	12.80	15	1.75		1.71		(.18)
	Year ended 11/30/2004	17.83	(.11)	2.05	1.94	-	-	-	19.77	10.88	10	1.77		1.76		(.57)

Class 529-E:	Six months ended 5/31/2009(5)	$15.01	$.06	$3.23	$3.29	$(.17)	-	$(.17)	$18.13	22.25%	$5	1.29	%(6)	1.28	%(6)	.75	%(6)
	Year ended 11/30/2008	29.71	.20	(12.39)	(12.19)	(.15)	(2.36)	(2.51)	15.01	(44.86)	4	1.19		1.15		.90
	Year ended 11/30/2007	26.11	.14	3.58	3.72	(.12)	-	(.12)	29.71	14.32	6	1.17		1.13		.50
	Year ended 11/30/2006	22.75	.11	3.34	3.45	(.09)	-	(.09)	26.11	15.22	4	1.18		1.14		.47
	Year ended 11/30/2005	20.09	.07	2.61	2.68	(.02)	-	(.02)	22.75	13.37	3	1.22		1.18		.35
	Year ended 11/30/2004	18.01	(.01)	2.09	2.08	-	-	-	20.09	11.55	2	1.23		1.23		(.03)

Class 529-F-1:	Six months ended 5/31/2009(5)	15.17	.10	3.26	3.36	(.28)	-	(.28)	18.25	22.54	4	.79	(6)	.78	(6)	1.30	(6)
	Year ended 11/30/2008	30.00	.32	(12.52)	(12.20)	(.27)	(2.36)	(2.63)	15.17	(44.58)	3	.69		.65		1.41
	Year ended 11/30/2007	26.34	.28	3.62	3.90	(.24)	-	(.24)	30.00	14.92	3	.67		.63		.99
	Year ended 11/30/2006	22.92	.23	3.36	3.59	(.17)	-	(.17)	26.34	15.77	2	.68		.64		.97
	Year ended 11/30/2005	20.20	.16	2.63	2.79	(.07)	-	(.07)	22.92	13.84	1	.81		.77		.76
	Year ended 11/30/2004	18.09	.04	2.09	2.13	(.02)	-	(.02)	20.20	11.79	1	.98		.98		.23

Class R-1:	Six months ended 5/31/2009(5)	14.71	.03	3.19	3.22	(.07)	-	(.07)	17.86	21.97	12	1.69	(6)	1.68	(6)	.34	(6)
	Year ended 11/30/2008	29.22	.11	(12.18)	(12.07)	(.08)	(2.36)	(2.44)	14.71	(45.08)	10	1.61		1.57		.50
	Year ended 11/30/2007	25.74	.01	3.54	3.55	(.07)	-	(.07)	29.22	13.84	15	1.61		1.57		.04
	Year ended 11/30/2006	22.47	_ (7)	3.30	3.30	(.03)	-	(.03)	25.74	14.72	8	1.64		1.58		.01
	Year ended 11/30/2005	19.90	(.02)	2.59	2.57	-	-	-	22.47	12.91	4	1.70		1.61		(.09)
	Year ended 11/30/2004	17.92	(.08)	2.06	1.98	-	-	-	19.90	11.05	2	1.76		1.65		(.44)

Class R-2:	Six months ended 5/31/2009(5)	14.76	.01	3.20	3.21	(.06)	-	(.06)	17.91	21.80	89	1.89	6)	1.88	(6)	.16	(6)
	Year ended 11/30/2008	29.30	.08	(12.22)	(12.14)	(.04)	(2.36)	(2.40)	14.76	(45.13)	68	1.72		1.68		.37
	Year ended 11/30/2007	25.77	.02	3.54	3.56	(.03)	-	(.03)	29.30	13.83	113	1.67		1.56		.07
	Year ended 11/30/2006	22.47	.01	3.30	3.31	(.01)	-	(.01)	25.77	14.74	85	1.81		1.58		.04
	Year ended 11/30/2005	19.90	(.01)	2.58	2.57	-	-	-	22.47	12.91	61	1.91		1.58		(.05)
	Year ended 11/30/2004	17.92	(.08)	2.06	1.98	-	-	-	19.90	11.05	44	2.03		1.61		(.40)

Class R-3:	Six months ended 5/31/2009(5)	15.01	.06	3.24	3.30	(.17)	-	(.17)	18.14	22.22	99	1.26	(6)	1.25	(6)	.79	(6)
	Year ended 11/30/2008	29.72	.21	(12.40)	(12.19)	(.16)	(2.36)	(2.52)	15.01	(44.83)	78	1.17		1.13		.93
	Year ended 11/30/2007	26.11	.14	3.59	3.73	(.12)	-	(.12)	29.72	14.34	123	1.17		1.13		.50
	Year ended 11/30/2006	22.75	.10	3.34	3.44	(.08)	-	(.08)	26.11	15.18	76	1.22		1.18		.44
	Year ended 11/30/2005	20.10	.07	2.61	2.68	(.03)	-	(.03)	22.75	13.35	50	1.24		1.19		.33
	Year ended 11/30/2004	18.03	_ (7)	2.07	2.07	-	-	-	20.10	11.48	35	1.26		1.23		(.02)

Class R-4:	Six months ended 5/31/2009(5)	15.17	.09	3.26	3.35	(.24)	-	(.24)	18.28	22.46	67	.90	(6)	.90	(6)	1.15	(6)
	Year ended 11/30/2008	30.01	.28	(12.52)	(12.24)	(.24)	(2.36)	(2.60)	15.17	(44.67)	49	.84		.80		1.25
	Year ended 11/30/2007	26.34	.24	3.62	3.86	(.19)	-	(.19)	30.01	14.74	73	.83		.79		.83
	Year ended 11/30/2006	22.94	.19	3.37	3.56	(.16)	-	(.16)	26.34	15.61	40	.86		.82		.79
	Year ended 11/30/2005	20.25	.15	2.63	2.78	(.09)	-	(.09)	22.94	13.76	31	.86		.82		.70
	Year ended 11/30/2004	18.12	.07	2.09	2.16	(.03)	-	(.03)	20.25	11.92	17	.86		.85		.34

Class R-5:	Six months ended 5/31/2009(5)	15.31	.10	3.31	3.41	(.31)	-	(.31)	18.41	22.72	144	.59	(6)	.59	(6)	1.25	(6)
	Year ended 11/30/2008	30.24	.36	(12.63)	(12.27)	(.30)	(2.36)	(2.66)	15.31	(44.50)	157	.53		.49		1.58
	Year ended 11/30/2007	26.54	.32	3.64	3.96	(.26)	-	(.26)	30.24	15.06	181	.54		.50		1.12
	Year ended 11/30/2006	23.10	.27	3.38	3.65	(.21)	-	(.21)	26.54	15.94	109	.55		.51		1.10
	Year ended 11/30/2005	20.37	.21	2.65	2.86	(.13)	-	(.13)	23.10	14.14	76	.55		.52		1.02
	Year ended 11/30/2004	18.21	.12	2.10	2.22	(.06)	-	(.06)	20.37	12.26	51	.55		.55		.62

Class R-6:	Period from 5/1/2009 to 5/31/2009(5)	17.22	.05	1.09	1.14	-	-	-	18.36	6.62	103	.04		.04		.30

	Six months ended May 31,	Year ended November 30
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	25%	52%	40%	41%	32%	35%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
                                                                                                                                                                unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008, through May 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2008	Ending account value 5/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,224.04	$5.43	.98%
Class A -- assumed 5% return	1,000.00	1,020.04	4.94	.98
Class B -- actual return	1,000.00	1,219.35	9.68	1.75
Class B -- assumed 5% return	1,000.00	1,016.21	8.80	1.75
Class C -- actual return	1,000.00	1,219.91	9.35	1.69
Class C -- assumed 5% return	1,000.00	1,016.50	8.50	1.69
Class F-1 -- actual return	1,000.00	1,224.71	5.10	.92
Class F-1 -- assumed 5% return	1,000.00	1,020.34	4.63	.92
Class F-2 -- actual return	1,000.00	1,225.74	3.50	.63
Class F-2 -- assumed 5% return	1,000.00	1,021.79	3.18	.63
Class 529-A -- actual return	1,000.00	1,224.58	5.44	.98
Class 529-A -- assumed 5% return	1,000.00	1,020.04	4.94	.98
Class 529-B -- actual return	1,000.00	1,218.76	10.01	1.81
Class 529-B -- assumed 5% return	1,000.00	1,015.91	9.10	1.81
Class 529-C -- actual return	1,000.00	1,219.66	9.91	1.79
Class 529-C -- assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class 529-E -- actual return	1,000.00	1,222.51	7.09	1.28
Class 529-E -- assumed 5% return	1,000.00	1,018.55	6.44	1.28
Class 529-F-1 -- actual return	1,000.00	1,225.43	4.33	.78
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-1 -- actual return	1,000.00	1,219.68	9.30	1.68
Class R-1 -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class R-2 -- actual return	1,000.00	1,217.97	10.40	1.88
Class R-2 -- assumed 5% return	1,000.00	1,015.56	9.45	1.88
Class R-3 -- actual return	1,000.00	1,222.16	6.93	1.25
Class R-3 -- assumed 5% return	1,000.00	1,018.70	6.29	1.25
Class R-4 -- actual return	1,000.00	1,224.58	4.99	.90
Class R-4 -- assumed 5% return	1,000.00	1,020.44	4.53	.90
Class R-5 -- actual return	1,000.00	1,227.17	3.28	.59
Class R-5 -- assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-6 -- actual return †	1,000.00	1,066.20	.45	.53
Class R-6 -- assumed 5% return †	1,000.00	1,022.29	2.67	.53

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through May 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 182 days.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–22.66%	0.36%	–3.60%
Not reflecting CDSC	–18.59	0.74	–3.60

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	–19.39	0.70	–0.22
Not reflecting CDSC	–18.58	0.70	–0.22

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–17.99	1.49	0.58

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	–16.47	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–22.71	0.28	1.92
Not reflecting maximum sales charge	–17.98	1.47	2.75

Class 529-B shares[1,4] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable only
if shares are sold within six years of purchase	–22.74	0.24	2.16
Not reflecting CDSC	–18.69	0.61	2.16

Class 529-C shares[4] — first sold 2/21/02
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	–19.48	0.61	2.35
Not reflecting CDSC	–18.67	0.61	2.35

Class 529-E shares[2,4] — first sold 3/15/02	–18.23	1.15	1.55

Class 529-F-1 shares[2,4] — first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–17.83	1.61	8.31

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results are cumulative total returns; they are not annualized.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2009, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
>The New Economy Fund®
   New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
   State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market Fund SM
The Tax-Exempt Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-914-0709P

Litho in USA BBC/B/6276-S20705

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The New Economy Fund®
Investment portfolio

May 31, 2009
unaudited

Common stocks —90.63%	Shares	Value (000)

SOFTWARE & SERVICES — 17.86%
Google Inc., Class A1	434,300	$181,203
Tencent Holdings Ltd.[2]	10,380,000	116,269
Yahoo! Inc.[1]	6,295,000	99,713
Oracle Corp.	3,745,000	73,365
SAP AG2	1,690,000	72,647
Microsoft Corp.	3,475,000	72,593
McAfee, Inc.[1]	1,830,000	71,791
Global Payments Inc.	1,680,000	60,413
NetEase.com, Inc. (ADR)[1]	1,563,000	54,048
Visa Inc., Class A	750,000	50,782
United Internet AG1,2	3,053,000	39,197
MasterCard Inc., Class A	200,000	35,266
Paychex, Inc.	1,125,000	30,791
Autodesk, Inc.[1]	1,200,000	25,752
Wirecard AG1,2	2,606,250	23,690
eBay Inc.[1]	1,300,000	22,906
Automatic Data Processing, Inc.	265,000	10,073
Verifone Holdings, Inc.[1]	865,000	6,600
Moneysupermarket.com Group PLC[2]	6,985,000	5,758
ProAct Holdings, LLC[1,2,3]	3,500,000	—
		1,052,857

TECHNOLOGY HARDWARE & EQUIPMENT — 9.24%
Apple Inc.[1]	1,323,000	179,677
Cisco Systems, Inc.[1]	3,629,200	67,140
Delta Electronics, Inc.[2]	25,781,520	60,028
QUALCOMM Inc.	1,035,000	45,116
Corning Inc.	2,100,000	30,870
Logitech International SA1	2,000,000	28,060
Avid Technology, Inc.[1]	1,800,000	25,632
Nokia Corp.[2]	1,530,000	23,399
Trimble Navigation Ltd.[1]	1,200,000	23,016
Canon, Inc.[2]	635,000	21,031
EMC Corp.[1]	1,200,000	14,100
VTech Holdings Ltd.[2]	2,466,000	12,910
Acer Inc.[2]	3,062,000	5,582
Motorola, Inc.	700,000	4,242
Flextronics International Ltd.[1]	981,534	3,887
		544,690

BANKS — 9.06%
Banco Bradesco SA, preferred nominative	6,470,001	99,716
Banco Santander, SA2	6,300,053	67,822
Société Générale[2]	1,010,000	58,903
Bank of China Ltd., Class H2	118,855,000	53,519
Industrial and Commercial Bank of China Ltd., Class H2	62,000,000	39,182
ICICI Bank Ltd.[2]	2,310,000	36,365
HSBC Holdings PLC (Hong Kong)[2]	2,442,218	21,956
HSBC Holdings PLC (United Kingdom)[2]	1,353,500	12,345
Busan Bank[2]	5,160,000	32,254
Itaú Unibanco Banco Múltiplo SA (ADR)	1,870,266	30,018
BOC Hong Kong (Holdings) Ltd.[2]	16,025,000	25,618
M&T Bank Corp.	430,000	21,629
Wells Fargo & Co.	756,500	19,291
Banco Bilbao Vizcaya Argentaria, SA2	640,161	7,884
Grupo Financiero Banorte, SAB de CV, Series O	2,529,699	5,996
Shinhan Financial Group Co., Ltd.[1,2]	51,140	1,301
		533,799

TELECOMMUNICATION SERVICES — 6.05%
Telephone and Data Systems, Inc., special common shares	931,100	27,170
Telephone and Data Systems, Inc.	781,100	23,675
Qwest Communications International Inc.	8,159,000	35,573
América Móvil, SAB de CV, Series L (ADR)	910,000	34,880
MTN Group Ltd.[2]	2,300,000	33,682
China Mobile Ltd. (ADR)	300,000	14,763
China Mobile Ltd.[2]	1,500,000	14,697
Koninklijke KPN NV2	1,800,000	23,645
Vodafone Group PLC[2]	11,560,000	21,727
SOFTBANK CORP.[2]	1,035,000	18,868
Total Access Communication PCL[2]	17,387,700	13,191
Total Access Communication PCL (THB denominated)[2]	4,900,000	4,014
Verizon Communications Inc.	585,000	17,117
Philippine Long Distance Telephone Co.[2]	326,210	15,428
tw telecom inc.[1]	1,130,000	13,402
Singapore Telecommunications Ltd.[2]	6,313,000	13,206
Sprint Nextel Corp., Series 1[1]	1,980,000	10,197
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	13,615,500	9,901
United States Cellular Corp.[1]	139,500	5,794
Millicom International Cellular SA1	90,300	5,481
		356,411

DIVERSIFIED FINANCIALS — 5.91%
Deutsche Bank AG2	1,458,800	97,996
JPMorgan Chase & Co.	1,925,000	71,032
Bank of New York Mellon Corp.	1,920,000	53,338
Credit Suisse Group AG2	1,100,000	49,185
American Express Co.	1,200,000	29,820
State Street Corp.	564,800	26,235
Capital One Financial Corp.	541,700	13,239
Banco ABC Brasil SA, preferred nominative	2,019,900	7,428
		348,273

HEALTH CARE EQUIPMENT & SERVICES — 5.51%
Inverness Medical Innovations, Inc.[1]	3,293,000	107,121
Fresenius Kabi Pharmaceuticals Holding, Inc.[2]	1,000,000	48,181
Hologic, Inc.[1]	2,275,000	28,824
Aetna Inc.	1,000,000	26,780
NuVasive, Inc.[1]	703,586	25,414
McKesson Corp.	600,000	24,690
Sirona Dental Systems, Inc.[1]	905,900	17,819
Varian Medical Systems, Inc.[1]	453,600	16,221
Masimo Corp.[1]	311,300	7,453
Medtronic, Inc.	212,000	7,282
St. Jude Medical, Inc.[1]	150,000	5,853
American Medical Systems Holdings, Inc.[1]	336,600	5,106
Beckman Coulter, Inc.	75,000	4,065
		324,809

RETAILING — 5.36%
Lowe’s Companies, Inc.	2,683,900	51,021
Best Buy Co., Inc.	1,150,000	40,365
O’Reilly Automotive, Inc.[1]	1,050,000	37,852
Target Corp.	900,000	35,370
Li & Fung Ltd.[2]	11,000,000	29,598
Bed Bath & Beyond Inc.[1]	1,000,000	28,110
Tractor Supply Co.[1]	600,000	23,028
Staples, Inc.	1,000,000	20,450
Industria de Diseño Textil, SA2	300,000	13,520
Pantaloon Retail (India) Ltd.[2]	2,000,000	13,243
Williams-Sonoma, Inc.	904,200	11,700
Amazon.com, Inc.[1]	150,000	11,698
		315,955

TRANSPORTATION — 4.86%
Ryanair Holdings PLC (ADR)[1]	5,866,300	170,826
Burlington Northern Santa Fe Corp.	542,500	39,299
United Parcel Service, Inc., Class B	757,000	38,713
Union Pacific Corp.	389,000	19,166
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	372,700	7,853
Hopewell Highway Infrastructure Ltd.[2]	7,418,000	4,201
Alaska Air Group, Inc.[1]	200,000	3,114
US Airways Group, Inc.[1]	705,000	1,819
Continental Airlines, Inc., Class B1	175,000	1,631
		286,622

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.62%
Teva Pharmaceutical Industries Ltd. (ADR)	1,645,000	76,262
Vertex Pharmaceuticals Inc.[1]	1,350,000	40,243
Myriad Genetics, Inc.[1]	905,000	32,725
Millipore Corp.[1]	504,000	31,697
Illumina, Inc.[1]	678,000	24,889
Bayer AG, non-registered shares[2]	414,000	23,539
Richter Gedeon NYRT[2]	155,000	22,767
Amgen Inc.[1]	212,600	10,617
Applera Corp., Celera Corp.[1]	508,000	3,846
Roche Holding AG2	27,700	3,777
Array BioPharma Inc.[1]	580,000	1,804
		272,166

MEDIA — 4.17%
News Corp., Class A	4,302,815	42,082
Time Warner Inc.	1,546,666	36,223
British Sky Broadcasting Group PLC[2]	4,186,000	30,161
Walt Disney Co.	1,150,000	27,853
Scripps Networks Interactive, Inc., Class A	900,000	24,966
Omnicom Group Inc.	800,000	24,400
CTC Media, Inc.[1]	2,000,000	19,820
Daily Mail and General Trust PLC, Class A, nonvoting[2]	3,155,000	16,663
Time Warner Cable Inc.	450,214	13,862
Multi Screen Media Private Ltd.[1,2,3]	79,866	6,934
Next Media Ltd.[2]	15,662,000	2,613
		245,577

COMMERCIAL & PROFESSIONAL SERVICES — 3.65%
Manpower Inc.	885,000	37,621
Robert Half International Inc.	1,525,000	32,620
Iron Mountain Inc.[1]	1,000,000	27,250
Downer EDI Ltd.[2]	6,700,000	25,335
Randstad Holding NV1,2	793,000	24,447
Monster Worldwide, Inc.[1]	1,800,000	21,024
Cintas Corp.	770,000	17,933
Michael Page International PLC[2]	4,190,923	17,444
United Stationers Inc.[1]	314,467	11,261
		214,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
NVIDIA Corp.[1]	2,500,000	26,075
Broadcom Corp., Class A1	1,000,000	25,480
Intel Corp.	1,500,000	23,580
Texas Instruments Inc.	750,000	14,550
Linear Technology Corp.	600,000	14,046
Mediatek Incorporation[2]	1,028,000	12,764
Maxim Integrated Products, Inc.	600,000	9,738
KLA-Tencor Corp.	243,000	6,561
Microchip Technology Inc.	250,963	5,413
Varian Semiconductor Equipment Associates, Inc.[1]	136,500	3,210
MEMC Electronic Materials, Inc.[1]	50,000	965
		142,382

CONSUMER SERVICES — 1.41%
Las Vegas Sands Corp.[1]	3,000,000	29,730
Carnival Corp., units	1,100,000	27,984
Shangri-La Asia Ltd.[2]	10,000,000	15,587
OPAP SA2	198,710	6,130
Life Time Fitness, Inc.[1]	195,000	3,604
		83,035

ENERGY — 1.33%
Schlumberger Ltd.	1,152,400	65,952
Baker Hughes Inc.	320,000	12,499
		78,451

CONSUMER DURABLES & APPAREL — 1.30%
GEOX SpA[2]	4,810,904	38,003
Jumbo SA2	2,234,000	22,311
Burberry Group PLC[2]	2,515,000	15,685
		75,999

UTILITIES — 1.23%
GDF Suez[2]	1,056,574	41,592
Tanjong PLC[2]	7,929,700	30,799
		72,391

CAPITAL GOODS — 0.81%
MSC Industrial Direct Co., Inc., Class A	870,000	31,651
Watsco, Inc.	180,000	8,861
Beacon Roofing Supply, Inc.[1]	300,000	4,350
PT AKR Corporindo Tbk[2]	45,000,000	3,219
		48,081

FOOD & STAPLES RETAILING — 0.46%
Costco Wholesale Corp.	560,000	27,171

INSURANCE — 0.43%
China Life Insurance Co. Ltd., Class H2	5,305,000	19,408
AXA SA2	361,809	6,765
		26,173

MATERIALS — 0.19%
Monsanto Co.	137,227	11,273

MISCELLANEOUS — 4.76%
Other common stocks in initial period of acquisition		280,545

Total common stocks (cost: $5,617,574,000)		5,341,595

	Shares or
Convertible securities — 0.90%	principal amount

DIVERSIFIED FINANCIALS — 0.59%
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[2]	675,000	34,768

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	5,680

INSURANCE — 0.01%
American International Group, Inc. 8.50% convertible preferred 2011, units	92,163	838

MISCELLANEOUS — 0.20%
Other convertible securities in initial period of acquisition		11,850

Total convertible securities (cost: $62,062,000)		53,136

	Principal amount
Bonds & notes — 0.23%	(000)

RETAILING — 0.23%
Staples, Inc. 9.75% 2014	$12,294	13,569

Total bonds & notes (cost: $12,487,000)		13,569

	Principal amount	Value
Short-term securities — 8.08%	(000)	(000)

Federal Home Loan Bank 0.21%–0.26% due 6/17–7/1/2009	$115,900	$115,882
Fannie Mae 0.22%–0.44% due 6/2–10/13/2009	68,900	68,845
Medtronic Inc. 0.19% due 6/29–7/30/2009[4]	65,200	65,174
General Electric Capital Corp., FDIC insured, 0.26% due 9/25/2009	25,000	24,982
General Electric Capital Corp. 0.18% due 6/1/2009	21,600	21,600
Freddie Mac 0.19%–0.25% due 6/29–10/19/2009	42,000	41,969
U.S. Treasury Bills 0.21% due 6/25/2009	37,000	36,998
Jupiter Securitization Co., 0.25% LLC due 6/3/2009[4]	24,100	24,099
Pfizer Inc 0.22% due 7/13/2009[4]	19,700	19,695
Abbott Laboratories 0.21% due 7/2/2009[4]	19,500	19,496
IBM Corp. 0.24% due 6/8/2009[4]	15,000	14,999
Procter & Gamble International Funding S.C.A. 0.21% due 6/15/2009[4]	9,400	9,399
Bank of America Corp., FDIC insured, 0.30% due 6/26/2009	6,600	6,599
NetJets Inc. 0.22% due 6/26/2009[4]	6,600	6,596

Total short-term securities (cost: $476,354,000)		476,333

Total investment securities (cost: $6,168,477,000)		5,884,633
Other assets less liabilities		9,147

Net assets		$5,893,780

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1] Security did not produce income during the last 12 months.

[2] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,721,623,000, which represented 29.21% of the net assets of the fund. This amount includes $1,672,472,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3] Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$31,574	$6,934	.12%
ProAct Holdings, LLC	1/4/2005	87	—	—

Total restricted securities		$31,661	$6,934	.12%

[4] Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $159,458,000, which represented 2.71% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
THB = Thai baht

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-914-0709O-S21421

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 7, 2009

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: August 7, 2009